PROPERTY AND EQUIPMENT, NET - Narrative (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense	¥ 653	¥ 660